Accounts Payable and Accrued Expenses (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Payables and Accruals [Line Items]
Vendor payables	$ 49,334	$ 48,329	$ 46,799
Accrued expenses	32,791	32,004	16,753
Total accounts payable and accrued expenses	$ 82,125	$ 80,333	$ 63,552